Shareholder Report, Holdings (Details)	Jun. 30, 2026
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | 1290 VT GAMCO Mergers And Acquisitions Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | EQ/JPMorgan Growth Stock Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | 1290 VT Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | EQ/Invesco Comstock Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | EQ/JPMorgan Value Opportunities Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | 1290 VT GAMCO Small Company Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Alternatives Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.80%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | 1290 VT GAMCO Mergers And Acquisitions Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | iShares Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | EQ/JPMorgan Growth Stock Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | 1290 VT Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | EQ/Invesco Comstock Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | EQ/JPMorgan Value Opportunities Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | 1290 VT GAMCO Small Company Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Alternatives Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.50%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.80%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.60%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
EQ/CONSERVATIVE STRATEGY PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.40%
EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.60%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.40%
EQ/BALANCED STRATEGY PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.70%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.70%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/GROWTH STRATEGY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/500 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/2000 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Corporate Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/400 Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/AB Short Duration Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.80%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.10%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.00%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE ALLOCATION PORTFOLIO - Class IA [Member] | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | 1290 VT DoubleLine Opportunistic Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.80%
EQ/MODERATE ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Large Cap Core Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | EQ/Global Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Intermediate Government Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Large Cap Core Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | EQ/Global Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | Multimanager Core Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Large Cap Core Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Global Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/ClearBridge Select Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Value Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT GAMCO Small Company Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | ATM Large Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | ATM Small Cap Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | ATM International Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/AB Small Cap Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Large Cap Core Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/Global Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/ClearBridge Select Equity Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/International Value Managed Volatility Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT GAMCO Small Company Value Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.40%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | iShares Core S&P U.S. Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | iShares Core S&P U.S. Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Core S&P U.S. Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Broad USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Core S&P U.S. Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.60%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | iShares Core S&P U.S. Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Avantis® U.S. Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 SmartBeta Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 GAMCO Small/Mid Cap Value Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares MSCI Global Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Essex Small Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | iShares Core S&P U.S. Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Avantis® U.S. Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.80%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | EQ/Quality Bond PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.10%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
TARGET 2025 ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
TARGET 2035 ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | EQ/PIMCO Ultra Short Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | 1290 Diversified Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.20%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
TARGET 2035 ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | EQ/Value Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/Core Bond Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | EQ/Value Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.10%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2045 ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | EQ/Value Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | Multimanager Aggressive Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2055 ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | EQ/Core Plus Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | EQ/Long-Term Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | EQ/Equity 500 Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | EQ/International Equity Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | EQ/Small Company Index Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | EQ/MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | EQ/Emerging Markets Equity PLUS Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | EQ/Value Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | Multimanager Aggressive Equity Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | 1290 VT High Yield Bond Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
TARGET 2055 ALLOCATION PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | Vanguard Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | iShares MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.80%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.80%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Vanguard Short-Term Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Invesco DB Precious Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | iShares Core U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Vanguard Global ex-U.S. Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Invesco DB Agriculture Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | JPMorgan Nasdaq Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Alternatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | iMGP DBi Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | NYLI Merger Arbitrage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Vanguard Short-Term Inflation-Protected Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Invesco DB Precious Metals Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | iShares Core U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Vanguard Global ex-U.S. Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Invesco DB Agriculture Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | JPMorgan Nasdaq Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Alternatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Western Digital Corp., 3.00%, 11/15/28
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Alphabet, Inc., 6.25%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Alphabet, Inc., 6.25%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Boeing Co. (The), 6.00%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Lumentum Holdings, Inc., 0.38%, 3/15/32
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Alibaba Group Holding Ltd., 0.50%, 6/1/31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Bloom Energy Corp., 0.00%, 11/15/30
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Wells Fargo & Co., 7.50%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Oracle Corp., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Nebius Group NV, 1.25%, 3/15/31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Western Digital Corp., 3.00%, 11/15/28
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Alphabet, Inc., 6.25%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Alphabet, Inc., 6.25%
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Boeing Co. (The), 6.00%
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Lumentum Holdings, Inc., 0.38%, 3/15/32
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Alibaba Group Holding Ltd., 0.50%, 6/1/31
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Bloom Energy Corp., 0.00%, 11/15/30
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Wells Fargo & Co., 7.50%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Oracle Corp., 6.50%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Nebius Group NV, 1.25%, 3/15/31
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Pinnacle West Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Plains GP Holdings LP, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Hewlett Packard Enterprise Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Humana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 VT EQUITY INCOME PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Pinnacle West Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Plains GP Holdings LP, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Hewlett Packard Enterprise Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Humana, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Air Products and Chemicals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
1290 VT EQUITY INCOME PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Chart Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Telesat Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Atlanta Braves Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Southwest Gas Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Vulcan Materials Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Fox Corp., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Amcor plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Chart Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Telesat Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Atlanta Braves Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Southwest Gas Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | National Fuel Gas Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | TXNM Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Vulcan Materials Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Fox Corp., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Amcor plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | GATX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Watts Water Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Rush Enterprises, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Oil-Dri Corp. of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | GATX Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Crane Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Watts Water Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Rush Enterprises, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | AMETEK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Oil-Dri Corp. of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Madison Square Garden Sports Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | ATI, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Information Technology Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Financials Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Other Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Other Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Information Technology Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Financials Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Other Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.40%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 VT HIGH YIELD BOND PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Cardinal Infrastructure Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Cogent Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Aehr Test Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | CECO Environmental Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Terawulf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Ouster, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Adaptive Biotechnologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Lindblad Expeditions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Navan, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT MICRO CAP PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Cardinal Infrastructure Group, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Cogent Biosciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Aehr Test Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT MICRO CAP PORTFOLIO - (Class K) | CECO Environmental Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Terawulf, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Ouster, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Adaptive Biotechnologies Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Lindblad Expeditions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Navan, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
1290 VT MICRO CAP PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT MICRO CAP PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Coal & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Paper Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Agricultural Products & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.70%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.60%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Integrated Oil & Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.80%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Oil & Gas Exploration & Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Coal & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Diversified Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Fertilizers & Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Paper Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Forest Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Agricultural Products & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.70%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | CHILE
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	53.60%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
1290 VT NATURAL RESOURCES PORTFOLIO - (Class K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Welltower, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Prologis, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Equinix, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Simon Property Group, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Digital Realty Trust, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Realty Income Corp. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Goodman Group (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Ventas, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Iron Mountain, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Other Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Welltower, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Prologis, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Equinix, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Simon Property Group, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Digital Realty Trust, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Realty Income Corp. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Public Storage (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Goodman Group (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Ventas, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Iron Mountain, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Multi-Family Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Other Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Hotels, Resorts & Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT REAL ESTATE PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Landbridge Co. LLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Hawaiian Electric Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Miami International Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Interparfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | WaterBridge Infrastructure LLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Texas Pacific Land Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Landbridge Co. LLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Hawaiian Electric Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Penske Automotive Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | AutoNation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Miami International Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Oshkosh Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Interparfums, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | WaterBridge Infrastructure LLC, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Civeo Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT SMALL CAP VALUE PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Coca-Cola Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.30%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ATM MID CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.00%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	22.60%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.50%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.00%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.80%
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/500 MANAGED VOLATILITY PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/400 MANAGED VOLATILITY PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (Class K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.00%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (Class IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB DYNAMIC GROWTH PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.00%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AB SMALL CAP GROWTH PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Kimberly-Clark Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Commerce Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Evergy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Packaging Corp. of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Kimberly-Clark Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Commerce Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Zimmer Biomet Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Henry Schein, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Evergy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Packaging Corp. of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Becton Dickinson & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | iShares Core MSCI EAFE ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | State Street SPDR Portfolio S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | iShares Core S&P Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Equity Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.10%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Fixed Income Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/CAPITAL GROUP RESEARCH PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | ASML Holding NV (Registered) (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | ASML Holding NV (Registered) (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Vertiv Holdings Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Vertiv Holdings Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | L3Harris Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IA) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/COMMON STOCK INDEX PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.30%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE BOND INDEX PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class IA) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
EQ/CORE PLUS BOND PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.70%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.50%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	28.70%
EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (Class K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IA) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/EQUITY 500 INDEX PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | JPMorgan Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | JPMorgan Nasdaq Equity Premium Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | JPMorgan Hedged Equity 2 Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | JPMorgan Hedged Equity 3 Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | JPMorgan Hedged Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.70%
EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.60%)
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Linde plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.70%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO - (Class K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | United Rentals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Performance Food Group Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Cheniere Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Coca-Cola Europacific Partners plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Royalty Pharma plc, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Rockwell Automation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Mirion Technologies, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Ingersoll Rand, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Martin Marietta Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IA) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IA) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IA) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IA) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IA) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.80%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.30%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.60%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.20%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | State Street Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.70%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INVESCO GLOBAL PORTFOLIO - (Class IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.20%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (Class IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (Class IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Information Technology Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Financials Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Communication Services Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Other Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | ON Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Revvity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | JB Hunt Transport Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | DoorDash, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | ON Semiconductor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Revvity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | LPL Financial Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | JB Hunt Transport Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | DoorDash, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Aramark [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.20%
EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Sandisk Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Sandisk Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/JPMORGAN GROWTH STOCK PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | GE HealthCare Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | AvalonBay Communities, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Southwest Airlines Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Bank of America Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | GE HealthCare Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | AvalonBay Communities, Inc. (REIT) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | iShares Morningstar U.S. Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104184 [Member] | iShares Core S And P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000104184 [Member] | iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104184 [Member] | iShares Morningstar U.S. Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104184 [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104184 [Member] | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000104184 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000104184 [Member] | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000104184 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000104184 [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000104184 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000104184 [Member] | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000104184 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000104184 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000104184 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000104184 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000104184 [Member] | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000104184 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000104184 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000104184 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000104184 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000104184 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000104184 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000104184 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000104184 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
EQ/LARGE CAP GROWTH INDEX PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | iShares Morningstar Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Vanguard Russell 1000 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | iShares Morningstar Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	11.20%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | INDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | HUNGARY
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | GREECE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (Class IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/LONG-TERM BOND PORTFOLIO - (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LONG-TERM BOND PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
EQ/LONG-TERM BOND PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
EQ/LONG-TERM BOND PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/LONG-TERM BOND PORTFOLIO - (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/LONG-TERM BOND PORTFOLIO - (Class IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/LONG-TERM BOND PORTFOLIO - (Class IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LONG-TERM BOND PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
EQ/LONG-TERM BOND PORTFOLIO - (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/LONG-TERM BOND PORTFOLIO - (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
EQ/LONG-TERM BOND PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
EQ/LONG-TERM BOND PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/LONG-TERM BOND PORTFOLIO - (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/LONG-TERM BOND PORTFOLIO - (Class K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/LONG-TERM BOND PORTFOLIO - (Class K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
EQ/LONG-TERM BOND PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Monster Beverage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | ARM Holdings plc (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Monster Beverage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Boeing Co. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | ARM Holdings plc (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/LOOMIS SAYLES GROWTH PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	11.30%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	14.10%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.60%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.70%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.20%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Take-Two Interactive Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Live Nation Entertainment, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Viking Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Ascendis Pharma A/S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | TKO Group Holdings, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | KLA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.40%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | American Electric Power Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | DTE Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | PG&E Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Constellation Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Xcel Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | American Electric Power Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Dominion Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | DTE Energy Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Vistra Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Independent Power and Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/MID CAP INDEX PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/MID CAP INDEX PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/MONEY MARKET PORTFOLIO - (CLASS IA) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
EQ/MONEY MARKET PORTFOLIO - (CLASS IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
EQ/MONEY MARKET PORTFOLIO - (CLASS IA) | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
EQ/MONEY MARKET PORTFOLIO - (CLASS IA) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MONEY MARKET PORTFOLIO - (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
EQ/MONEY MARKET PORTFOLIO - (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
EQ/MONEY MARKET PORTFOLIO - (CLASS IB) | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
EQ/MONEY MARKET PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | agilon health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Opendoor Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Aurora Innovation, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | X4 Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | GRAIL, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Immunovant, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | agilon health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Cloudflare, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Opendoor Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Aurora Innovation, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | X4 Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | GRAIL, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Immunovant, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Celsius Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.70%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	29.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Supranational Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(47.50%)	[2]
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	8.80%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	73.70%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	29.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Other Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Supranational Country Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.50%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(47.50%)	[2]
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.50%
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
EQ/PIMCO REAL RETURN PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(104.30%)	[3]
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/PIMCO TOTAL RETURN ESG PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.20%)	[2]
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.40%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/PIMCO ULTRA SHORT BOND PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IA) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
EQ/QUALITY BOND PLUS PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.20%)
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/SMALL COMPANY INDEX PORTFOLIO (Class IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/SMALL COMPANY INDEX PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Vertex Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Bristol-Myers Squibb Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.90%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Health Care Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO - Class IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Mitsubishi UFJ Financial Group, Inc. (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Martin Marietta Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/VALUE EQUITY PORTFOLIO - (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Corteva, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Capital One Financial Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Mitsubishi UFJ Financial Group, Inc. (ADR) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Martin Marietta Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
EQ/VALUE EQUITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Shell plc (London Stock Exchange) [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Diamondback Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Williams Cos., Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | EOG Resources, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | TotalEnergies SE (Paris Stock Exchange) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Devon Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Energy Equipment & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.50%
EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.90%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K) | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Loan Participations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | U.S. Government Agency Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Short Term Investments Security Allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.30%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Foreign Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Supranational [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
MULTIMANAGER CORE BOND PORTFOLIO - (Class K) | Cash And Other Assets Less Liabilities Security [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.40%)
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | iShares Expanded Tech Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class IB | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | iShares Expanded Tech Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Exchange Traded Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
MULTIMANAGER TECHNOLOGY PORTFOLIO - Class K | Cash And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)

[1]	Less than 0.05%
[2]	Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.
[3]	Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.